Other Intangible Assets, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 113.5		$ 80.9
Accumulated amortization	52.5		42.4
Other intangible assets, net	$ 61.0		38.5
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	4 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years
Core Technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets		8 years
Original amount	$ 82.2		55.4
Accumulated amortization	28.0		20.0
Other intangible assets, net	54.2		35.4
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Original amount	25.5		25.5
Accumulated amortization	24.0		22.4
Other intangible assets, net	$ 1.5		$ 3.1
Trademarks and trade names | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	15 years
Trademarks and trade names | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	4 years
Original amount	$ 5.8
Accumulated amortization	0.5
Other intangible assets, net	$ 5.3